Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Stock-based compensation, officers and directors	$ 263,885	$ 226,385	$ 479,722	$ 1,957,420
Stock-based compensation, consulting fees			$ 138,991	$ 1,415,971
Stock-based compensation, other selling general and administrative	$ 7,500	$ 0